SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Revenues	$ 7,081,133	$ 158,485	$ 10,977,429
Cost of goods sold	6,366,842	91,354	8,394,364
Gross profit	714,291	67,131	2,583,065
Depreciation and amortization	2,892,632	127,051	183,097
Capital expenditures	41,042,250	943,376	5,539
(Loss) income from operations	(8,788,595)	(2,047,017)	(1,516,786)
Income tax expenses		372,564	(207,240)
Net Income (loss)	(18,192,303)	5,114,684	(16,312,705)
Segment assets	50,733,945	60,945,135	20,584,279
Income tax expenses		(372,564)	207,240
Skincare Products and Service [Member]
Revenue from External Customer [Line Items]
Revenues	7,081,133	86,390
Cost of goods sold	6,366,842	42,236
Gross profit	714,291	44,154
Depreciation and amortization	2,892,632
Capital expenditures	41,042,250
(Loss) income from operations	(8,788,595)	(1,374,952)
Income tax expenses
Net Income (loss)	(16,633,230)	6,606,260
Segment assets	50,733,926	58,988,664
Income tax expenses
Quality Food Products Platform [Member]
Revenue from External Customer [Line Items]
Revenues		72,095	2,513,483
Cost of goods sold		49,118	750,383
Gross profit		22,977	1,763,100
Depreciation and amortization		127,051	183,097
Capital expenditures			5,539
(Loss) income from operations		(652,701)	(2,106,150)
Income tax expenses			(927)
Net Income (loss)		(395,303)	(9,775,749)
Segment assets			17,657,856
Income tax expenses			927
Technical Service [Member]
Revenue from External Customer [Line Items]
Revenues			8,463,946
Cost of goods sold			7,643,981
Gross profit			819,965
Depreciation and amortization
Capital expenditures		943,376
(Loss) income from operations		(19,364)	589,364
Income tax expenses		372,564	(206,313)
Net Income (loss)	1,559,073	(1,096,273)	(6,536,956)
Segment assets	19	1,956,471	2,926,423
Income tax expenses		$ (372,564)	$ 206,313